Fair Value of Financial Instruments - Summary of the Changes in the Fair Value of Level 3 Financial Instruments (Detail) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Redeemable Convertible Preferred Stock Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	$ (162)	$ (115)
Recognition of preferred stock warrant and tranche liability upon issuance	(691)	(53)
Change in the fair value included in other income (expense), net	(48,440)	6
Balance	(49,293)	$ (162)
Redeemable Convertible Preferred Stock Trache Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recognition of preferred stock warrant and tranche liability upon issuance	(1,610)
Redeemable Convertible Preferred Stock Trache Liability [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Settlement of redeemable convertible preferred stock tranche liability due to the issuance of Series B redeemable convertible preferred stock, included in other income (expense), net	1,610
Derivative Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in the fair value included in other income (expense), net	(5,308)
Extinguishment of derivative liability upon conversion of convertible notes	$ 5,308